Share-based payments	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payments
41 Share-based payments
Rio Tinto plc and Rio Tinto Limited have a number of share-based incentive plans. These plans have been accounted for in accordance with the fair value recognition provisions of IFRS 2 “Share-based Payment”.
The charge that has been recognised in the income statement for Rio Tinto’s share-based incentive plans, and the related liability (for cash-settled awards), is set out in the table below.

	Charge recognised for the year			Liability at the end of the year
	2020 US$m	2019 US$m	2018 US$m	2020 US$m	2019 US$m
Equity-settled awards	131	118	118	—	—
Cash-settled awards	7	5	4	7	19
Total	138	123	122	7	19
The main Rio Tinto plc and Rio Tinto Limited plans are as follows:
UK Share Plan (formerly the Share Ownership Plan)
The fair values of Matching and Free Shares made by Rio Tinto plc are taken to be the market value of the shares on the date of purchase. These awards are settled in equity.
Equity Incentive Plan
In 2018, shareholders approved the introduction of the Rio Tinto 2018 Equity Incentive Plan (the “EIP”). From 2018, all long-term incentive awards have been granted under this umbrella plan which allows for awards in the form of Performance Share Awards (PSA), Management Share Awards (MSA) and Bonus Deferral Awards (BDA) to be granted.
Performance Share Awards (Performance Share Plans prior to 2018)
Participants are generally assigned shares in settlement of their PSA on vesting and therefore the awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions, including the dividends accumulated from date of award to vesting.
For the parts of awards with Total Shareholder Return (TSR) performance conditions, the fair value of the awards is calculated using a Monte Carlo simulation model taking into account the TSR performance conditions. One third of the awards granted up to 2017 (inclusive) are subject to an earnings margin performance target relative to ten global mining comparators. As this is a non-market related performance condition, under IFRS 2, the fair value recognised is reviewed at each accounting date based on the directors’ expectations for the proportion vesting. Forfeitures prior to vesting are assumed at 5% per annum of outstanding awards (2019: 5% per annum).
For grants made from 2018, the earnings margin performance target applying to the PSA was removed and instead all of the awards are subject to the TSR performance conditions.
Management Share Awards (Management Share Plans prior to 2018)
The vesting of these awards is dependent on service conditions being met; no performance conditions apply. In general, the awards will be settled in equity, including the dividends accumulated from date of award to vesting and therefore the awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions.
The fair value of each award on the day of grant is equal to the share price on the day of grant. Forfeitures prior to vesting are assumed at 7% per annum of outstanding awards (2019: 7% per annum).
41 Share-based payments continued
Bonus Deferral Awards (Bonus Deferral Plans prior to 2018)
Bonus Deferral Awards (BDA) provide for the mandatory deferral of 50% of the bonuses for executive directors and Executive Committee members and 25% of the bonuses for other executives.
The vesting of these awards is dependent only on service conditions being met. In general, the awards will be settled in equity including the dividends accumulated from date of award to vesting and therefore the awards are accounted for in accordance with the requirements applying to equity-settled share-based payment transactions. The fair value of each award on the day of grant is equal to the share price on the day of grant. Forfeitures prior to vesting are assumed at 3% per annum of outstanding awards (2019: 3% per annum).
Global Employee Share Plans
The Global Employee Share Plans were introduced in 2012. Under these Plans, the companies provide a matching share award for each investment share purchased by a participant. The vesting of these matching awards is dependent on service conditions being met and the continued holding of investment shares by the participant until vesting. These awards are settled in equity including the dividends accumulated from date of award to vesting. The fair value of each matching share on the day of grant is equal to the share price on the date of purchase less a deduction of 15% for cancellations (caused by employees electing to withdraw their investment shares before vesting of their matching shares). Forfeitures prior to vesting are assumed at 5% per annum of outstanding awards (2019: 5% per annum).
The Management Share Awards, Performance Share Awards, Bonus Deferral Awards, Equity Incentive Plan, Global Employee Share Plans and UK Share Plan together represent 100% (2019: 100%) of the total IFRS 2 charge for Rio Tinto plc and Rio Tinto Limited plans in 2020.
Performance Share Awards (granted under either the Performance Share Plans or the Equity Incentive Plans)

	Rio Tinto plc awards				Rio Tinto Limited awards
	2020 number	Weighted average fair value at grant date 2020 £	2019 number	Weighted average fair value at grant date 2019 £	2020 number	Weighted average fair value at grant date 2020 A$	2019 number	Weighted average fair value at grant date 2019 A$
Unvested awards at 1 January	3,803,394	22.20	3,845,082	21.86	1,636,517	45.11	1,797,279	43.34
Awarded	716,111	13.55	755,735	24.68	198,863	33.56	297,189	54.55
Forfeited	(136,030)	21.13	(122,961)	23.95	(178,921)	46.37	(126,775)	44.02
Failed performance conditions	(145,661)	16.64	(384,130)	23.79	(63,852)	33.38	(188,956)	46.42
Vested	(459,773)	20.55	(290,332)	21.36	(201,234)	41.21	(142,220)	41.72
Unvested awards at 31 December	3,778,041	21.01	3,803,394	22.20	1,391,373	44.40	1,636,517	45.11

	Rio Tinto plc awards				Rio Tinto Limited awards
	2020 number	Weighted average fair value at grant date 2020 £	2019 number	Weighted average fair value at grant date 2019 £	2020 number	Weighted average fair value at grant date 2020 A$	2019 number	Weighted average fair value at grant date 2019 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting)	476,602	43.13	339,821	45.52	217,287	93.48	151,607	100.30
Vested awards settled in cash during the year (including dividend shares applied on vesting)	108,887	43.13	1,279	43.65	28,208	93.82	1,347	92.97
In addition to the equity-settled awards shown above, there were 48,191 Rio Tinto plc and 15,164 Rio Tinto Limited cash-settled awards outstanding at 31 December 2020 (2019: 49,019 Rio Tinto plc and 276,722 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2020 was US$3 million (2019: US$13 million).
Management Share Awards, Bonus Deferral Awards (granted under the Management Share Plans, Bonus Deferral Plans or Equity Incentive Plans), Global Employee Share Plans and UK Share Plan (combined)

	Rio Tinto plc awards(a)				Rio Tinto Limited awards
	2020 number	Weighted average fair value at grant date 2020 £	2019 number	Weighted average fair value at grant date 2019 £	2020 number	Weighted average fair value at grant date 2020 A$	2019 number	Weighted average fair value at grant date 2019 A$
Unvested awards at 1 January(b)	2,613,013	37.14	3,042,020	31.43	2,273,669	75.46	2,613,930	61.71
Awarded	1,190,528	36.27	1,043,817	40.41	921,070	83.20	846,008	86.56
Forfeited	(99,038)	44.42	(224,402)	39.46	(60,935)	85.01	(174,025)	72.18
Cancelled	(33,955)	37.72	(24,043)	32.87	(50,354)	71.45	(35,481)	60.91
Vested	(1,019,687)	34.46	(1,224,379)	25.40	(866,716)	65.19	(976,763)	49.39
Unvested awards at 31 December(b)	2,650,861	37.50	2,613,013	37.14	2,216,734	82.52	2,273,669	75.46
Comprising:
– Management Share Awards	1,352,759	38.73	1,398,039	38.68	1,291,203	85.80	1,363,601	78.67
– Bonus Deferral Awards	211,905	36.14	192,878	41.95	53,324	85.53	87,930	87.81
– Global Employee Share Plan	1,050,608	36.06	982,932	33.98	872,207	77.47	822,138	68.82
– UK Share Plan	35,589	41.54	39,164	37.86	—	—	—	—

	2020 number	Weighted average fair value at grant date 2020 £	2019 number	Weighted average fair value at grant date 2019 £	2020 number	Weighted average fair value at grant date 2020 A$	2019 number	Weighted average fair value at grant date 2019 A$
Vested awards settled in shares during the year (including dividend shares applied on vesting):
– Management Share Awards	707,133	42.26	681,242	43.68	640,948	97.74	582,948	93.05
– Bonus Deferral Awards	111,233	49.71	163,076	42.53	63,404	101.96	85,142	97.30
– Global Employee Share Plan	401,169	43.82	543,426	43.04	299,381	98.60	421,614	91.50
– UK Share Plan	2,392	45.73	34,196	42.21	—	—	—	—
Vested awards settled in cash during the year (including dividend shares applied on vesting):
– Bonus Deferral Awards	19,617	48.34	—	—	—	—	—	—
(a)Awards of Rio Tinto American Depository Receipts (ADRs) under the Global Employee Share Plan are included within the totals for Rio Tinto plc awards for the purpose of these tables.
(b)These numbers are presented and calculated in accordance with IFRS 2 and represent awards for which an IFRS 2 charge continues to be accrued for.
In addition to the equity-settled awards shown above, there were 89,253 Rio Tinto plc and 14,878 Rio Tinto Limited cash-settled awards outstanding at 31 December 2020 (2019: 52,881 Rio Tinto plc and 81,050 Rio Tinto Limited cash-settled awards outstanding). The total liability for these awards at 31 December 2020 was US$4 million (2019: US$6 million).